Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash, restricted cash, and cash equivalents	$ 5,203,537	$ 3,327,060	$ 1,601,255
Prepaid expenses and other current assets	564,464	274,749	368,780
Deferred offering costs		112,232
Total current assets	5,768,001	3,714,041	1,970,035
Deferred offering costs, net of current portion	500,000	500,000
Operating lease right-of-use assets	1,271,186	1,464,367	2,189,565
Property and equipment, net	452,227	528,521	966,702
Total assets	7,991,414	6,206,929	5,126,302
Current liabilities:
Accounts payable	6,379,056	4,507,318	1,671,745
Accrued liabilities	469,659	1,913,175	144,633
Common stock subscription deposit			1,875
Operating lease liability	905,005	876,392	769,092
Short-term notes payable, net			599,692
Earnout liability	20,000	20,000
Deemed dividend – common stock liability, 13,835 shares	85,500	85,500
Preferred stock warrant liability			320,117
Total current liabilities	7,859,220	7,402,385	3,507,154
Operating lease liability, net of current portion	461,580	699,107	1,575,499
Total liabilities	8,320,800	8,101,492	5,082,653
Commitments and contingencies
Total convertible preferred stock			42,101,344
Stockholders’ deficit:
Common stock, value			1
Additional paid-in capital	73,345,026	67,142,046	1,032,125
Stock subscription receivable	(78,750)	(1,295,444)
Accumulated deficit	(76,023,784)	(70,917,853)	(43,089,821)
Total stockholders’ deficit	(329,386)	(1,894,563)	(42,057,695)
Total liabilities and stockholders’ deficit	7,991,414	6,206,929	5,126,302
Series C Convertible Preferred Stock
Stockholders’ deficit:
Preferred stock value	982,143	1,249,999
Series A Convertible Preferred Stock
Stockholders’ deficit:
Preferred stock value	1,287,315	1,708,396
Series B Convertible Preferred Stock
Stockholders’ deficit:
Preferred stock value	158,147	218,051
Class A Common Stock
Stockholders’ deficit:
Common stock, value	$ 517	242
Series Seed
Current liabilities:
Convertible preferred stock			4,077,560
Series A
Current liabilities:
Convertible preferred stock			$ 38,023,784